Filed with the U.S. Securities and Exchange Commission on December 5, 2023
1933 Act Registration File No. 333-215588
1940 Act File No. 811-23226
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 304	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 306	[X]
(Check appropriate box or boxes.)
LISTED FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)
 (Registrant’s Telephone Number, including Area Code): (626) 914-7363
Jay S. Fitton, Secretary
Listed Funds Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Laura E. Flores
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541
As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on January 5, 2024 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
EXPLANATORY NOTE
The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 68 (the “Amendment”) to its Registration Statement (filed on October 16, 2020) with respect to its series, TrueShares Nasdaq 100 Structured Outcome (January) ETF, TrueShares Nasdaq 100 Structured Outcome (April) ETF, TrueShares Nasdaq 100 Structured Outcome (July) ETF, TrueShares Nasdaq 100 Structured Outcome (October) ETF, TrueShares Russell 2000 Structured Outcome (January) ETF, TrueShares Russell 2000 Structured Outcome (April) ETF, TrueShares Russell 2000 Structured Outcome (July) ETF, TrueShares Russell 2000 Structured Outcome (October) ETF, until January 5, 2024. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on December 5, 2023.

Listed Funds Trust

By: /s/ Jay S. Fitton
Jay S. Fitton
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on December 5, 2023.

Signature	Title

*John L. Jacobs	Trustee
John L. Jacobs

*Koji Felton	Trustee
Koji Felton

*Pamela H. Conroy	Trustee
Pamela H. Conroy

*Paul R. Fearday	Trustee and Chairman
Paul R. Fearday

*Gregory C. Bakken	President and Principal Executive Officer
Gregory C. Bakken

*Travis G. Babich	Treasurer and Principal Financial Officer
Travis G. Babich

*By: /s/ Jay S. Fitton Jay S. Fitton, Attorney-in-Fact Pursuant to Powers of Attorney